Schedule of Broker Exercise Price (Details) - $ / shares		Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of warrants exercisable		232,888,660	147,319,757	147,219,360
Broker Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of broker options				2,070,258
Number of warrants exercisable				111,971
March 27, 2026 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants and Rights Outstanding, Maturity Date		Mar. 27, 2026
Exercise price		$ 0.15	$ 0.15
Number of broker options		2,070,057	2,070,057
Number of warrants exercisable		111,971	111,971
March 27, 2026 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants and Rights Outstanding, Maturity Date			Mar. 27, 2026	Mar. 27, 2026	[1]
Exercise price	[1]			$ 0.15
Number of broker options	[1]			2,070,258
Number of warrants exercisable	[1]			111,971

[1]	Exercisable into one March 2023 Unit.